United States Securities and Exchange Commission
Washington, D.C. 20549

Form 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment  [   ];  Amendment Number:
This Amendment (Check  only one.) : [   ] is a restatement
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Toth Financial Advisory Corporation
Address:   608 South King Street, #300
           Leesburg, Virginia 20175

13F File Number: 28-7086

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information is true,correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Thomas A. Toth, Senior
Title:            President
Phone:         (703) 443-8684
Signature, Place and Date of Signing

Thomas A. Toth, Senior  Leesburg, Virginia  June 30, 2011

Report Type (Check only one.):

[ x ]  13F HOLDINGS REPORT

[   ]  13F NOTICE

[   ]  13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES AND EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:              0

FORM 13F INFORMATIOPN TABLE ENTRY TOTAL:

FORM 13F INFORMATION TABLE VALUE TOTAL:

LIST OF OTHER INCLUDED MANAGERS:

NO. 13F FILE NUMBER     NAME

70:
                                                 Toth Financial Advisory Corporation
                                                              FORM 13F
                                                            June 30, 2011

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------

3M Company                     COM              88579y101      223  2346.67 SH       Sole                                    2346.67
AFLAC, Inc.                    COM              001055102     3760 80553.66 SH       Sole                                   80553.66
AT&T Corporation               COM              00206r102      242  7710.00 SH       Sole                                    7710.00
Abbott Laboratories            COM              002824100     2902 55153.00 SH       Sole                                   55153.00
Accenture LTD Cl A             COM              g1151c101      213  3520.00 SH       Sole                                    3520.00
Alliance Bankshares Corporatio COM              018535104      260 53072.00 SH       Sole                                   53072.00
Altria Group, Inc.             COM              02209s103      204  7710.00 SH       Sole                                    7710.00
Aqua America Inc.              COM                             428 19468.00 SH       Sole                                   19468.00
Bank America Corporation       COM              060505104      652 59449.03 SH       Sole                                   59449.03
Becton, Dickinson and Company  COM              075887109      533  6185.00 SH       Sole                                    6185.00
Brown-Forman Corporation       COM                             260  3475.00 SH       Sole                                    3475.00
CVS Corporation DEL            COM              126650100     2927 77891.00 SH       Sole                                   77891.00
Caterpillar Inc.               COM              149123101      339  3181.00 SH       Sole                                    3181.00
Chevron Corporation            COM              166764100      215  2091.00 SH       Sole                                    2091.00
China Networks International   COM              G21125102        0 15209.00 SH       Sole                                   15209.00
Church & Dwight Co., Inc.      COM              171340102     1245 30705.00 SH       Sole                                   30705.00
Cisco Systems, Inc.            COM              17275r102     2142 137193.12SH       Sole                                  137193.12
Citigroup, Inc.                COM              172967101      282  6762.00 SH       Sole                                    6762.00
Clorox Company                 COM              189054109     1995 29576.00 SH       Sole                                   29576.00
Coca Cola Co                   COM              191216100     2550 37895.00 SH       Sole                                   37895.00
Colgate-Palmolive              COM              194162103     3422 39148.00 SH       Sole                                   39148.00
Danaher Corp. Del              COM              235851102      225  4250.00 SH       Sole                                    4250.00
Ecolab Inc.                    COM                             824 14620.00 SH       Sole                                   14620.00
Equifax Inc.                   COM              294429105      855 24628.00 SH       Sole                                   24628.00
Exxon-Mobil Corporation        COM              30231G102      443  5445.00 SH       Sole                                    5445.00
Fiserv, Inc.                   COM              337738108     2288 36539.00 SH       Sole                                   36539.00
Flextronics International LTD  COM              y2573f102     1209 188348.00SH       Sole                                  188348.00
General Electric Company       COM              369604103     3407 180638.64SH       Sole                                  180638.64
General Mills, Inc.            COM              370334104      942 25310.00 SH       Sole                                   25310.00
H.J. Heinz Company             COM              423074103     1673 31394.00 SH       Sole                                   31394.00
Home Depot, Inc.               COM              437076102      207  5712.00 SH       Sole                                    5712.00
Hormel Foods Corporation       COM              440452100      332 11145.00 SH       Sole                                   11145.00
Intel Corporation              COM              458140100     2278 102813.77SH       Sole                                  102813.77
International Business Machine COM              459200101     4505 26261.00 SH       Sole                                   26261.00
Jabil Circut, Inc.             COM              466313103     1817 89927.00 SH       Sole                                   89927.00
Johnson & Johnson              COM              478160104     4178 62809.00 SH       Sole                                   62809.00
KAT Exploration Inc.           COM                               0 20000.00 SH       Sole                                   20000.00
Kellogg                        COM              487836108      619 11192.00 SH       Sole                                   11192.00
Kimberly-Clark Corporation     COM              494368103     1132 17010.00 SH       Sole                                   17010.00
Kraft Foods, Inc. CL A         COM              50075n104      420 11922.00 SH       Sole                                   11922.00
Lincoln Elec Holdings, Inc.    COM              533900106      308  8600.00 SH       Sole                                    8600.00
Lowes Companies, Inc.          COM              548661107      248 10655.00 SH       Sole                                   10655.00
Mako Surgical Corporation      COM              560879108      936 31500.00 SH       Sole                                   31500.00
McCormick & Co., Inc.          COM              579780206      482  9715.00 SH       Sole                                    9715.00
McDonalds Corporation          COM              580135101     1313 15571.00 SH       Sole                                   15571.00
Medtronic, Inc.                COM              585055106     3242 84135.00 SH       Sole                                   84135.00
Microsoft Corporation          COM              594918104     1613 62041.00 SH       Sole                                   62041.00
Oracle Corporation             COM              68389x105     2044 62122.00 SH       Sole                                   62122.00
Patterson Companies            COM              703395103     1709 51957.00 SH       Sole                                   51957.00
Pepsico, Inc.                  COM              713448108     2663 37805.60 SH       Sole                                   37805.60
Pfizer, Inc.                   COM              717081103      271 13137.00 SH       Sole                                   13137.00
Phillip Morris International   COM              718172109      566  8484.00 SH       Sole                                    8484.00
Procter & Gamble               COM              742718109     3057 48082.00 SH       Sole                                   48082.00
Prudential Financial, Inc.     COM              744320102      388  6109.00 SH       Sole                                    6109.00
Pulse Electronics Corporation  COM                             423 95700.00 SH       Sole                                   95700.00
Quest Diagnostic, Inc.         COM              74834l100      839 14200.00 SH       Sole                                   14200.00
Snap On, Inc.                  COM              833034101      284  4545.00 SH       Sole                                    4545.00
Stanley Works                  COM              854616109      252  3500.00 SH       Sole                                    3500.00
Stryker Corporation            COM              863667101     4124 70266.16 SH       Sole                                   70266.16
Sysco Corporation              COM              871829107     1720 55161.00 SH       Sole                                   55161.00
Wal-Mart Stores                COM              931142103     2408 45308.00 SH       Sole                                   45308.00
Walgreen Co.                   COM              931422109     3310 77945.00 SH       Sole                                   77945.00
Basic Materials                                 74347R776      370  7080.00 SH       Sole                                    7080.00
Consumer Discretionary (SPDR)                   81369y407     3549 88265.00 SH       Sole                                   88265.00
Consumer Staples (SPDR)                         81369Y308     1173 37560.00 SH       Sole                                   37560.00
DJ Internet (First Trust)                                      755 20830.00 SH       Sole                                   20830.00
DJ Transportation (iShares)                     464287192     3984 40669.00 SH       Sole                                   40669.00
DJ US Regional Banks (iShares)                  464288778     2206 95135.00 SH       Sole                                   95135.00
DJ US Telecom (iShares)                                       2554 102575.00SH       Sole                                  102575.00
Emerging Markets (Vanguard)                     922042858     3102 63791.00 SH       Sole                                   63791.00
Energy (SPDR)                                   81369Y506     1095 14530.00 SH       Sole                                   14530.00
Energy (Vanguard)                               92204a306      329  2975.00 SH       Sole                                    2975.00
FTSE China 25 Index (iShares)                   464287184     1046 24345.00 SH       Sole                                   24345.00
Financial (SPDR)                                81369y605     2173 141563.00SH       Sole                                  141563.00
Financials                                      74347R743     1520 24033.00 SH       Sole                                   24033.00
Global Infrastructure (Index)                   454090101     1370 36705.00 SH       Sole                                   36705.00
Gold (ProShares UltraShort)                                    543 22500.00 SH       Sole                                   22500.00
Healthcare (SPDR)                               81369Y209      806 22675.00 SH       Sole                                   22675.00
Industrials                                     74347R727      532 10030.00 SH       Sole                                   10030.00
Industrials (SPDR)                              81369y704     3463 92997.00 SH       Sole                                   92997.00
KBW Insurance (SPDR)                            78464a789     2616 62714.00 SH       Sole                                   62714.00
Latin America S&P 40 Index (iS                  464287390      500  9680.00 SH       Sole                                    9680.00
MSCI BRIC Index Fund (iShares)                  464286657      545 11400.00 SH       Sole                                   11400.00
MSCI Brazil Index (iShares)                     464286400      306  4175.00 SH       Sole                                    4175.00
MSCI Canada Index (iShares)                                   2219 70055.00 SH       Sole                                   70055.00
MSCI EAFE Index (iShares)                       464287465      419  6965.00 SH       Sole                                    6965.00
MSCI Germany Index (iShares)                                   805 29920.00 SH       Sole                                   29920.00
MSCI Hong Kong (iShares)                        464286871     1117 60330.00 SH       Sole                                   60330.00
MSCI Mexico Investable Mkt (iS                                1476 23590.00 SH       Sole                                   23590.00
MSCI Pacific ex-Japan (iShares                                 593 12460.00 SH       Sole                                   12460.00
MSCI Singapore (iShares)                        464286673     1706 124218.00SH       Sole                                  124218.00
MSCI South Korea (iShares)                                    1065 16380.00 SH       Sole                                   16380.00
MSCI Taiwan (iShares)                           464286731     1358 89483.00 SH       Sole                                   89483.00
Materials (SPDR)                                81369y100     1648 41868.00 SH       Sole                                   41868.00
Metals & Mining (SPDR)                          78464A755      875 12615.00 SH       Sole                                   12615.00
Mid-Cap (Vanguard)                              922908629     1157 14389.00 SH       Sole                                   14389.00
MidCap 400                                      74347R404      200  2735.00 SH       Sole                                    2735.00
Nasdaq Biotechnology (iShares)                  464287556     2568 24078.00 SH       Sole                                   24078.00
Pharmaceutical (HOLDRS)                         71712A206      298  4200.00 SH       Sole                                    4200.00
Preferred Stocks (PowerShares)                                1812 126365.00SH       Sole                                  126365.00
QQQ                                             74347r206     2832 32026.00 SH       Sole                                   32026.00
REIT (Vanguard)                                 922908553     3224 53648.00 SH       Sole                                   53648.00
Real Estate                                     74347R677      832 13920.00 SH       Sole                                   13920.00
Regional Bank (HOLDRS)                          75902e100      594  7500.00 SH       Sole                                    7500.00
Retail (HOLDRS)                                 76127u101      206  1900.00 SH       Sole                                    1900.00
Retail (SPDR)                                                 2141 40111.00 SH       Sole                                   40111.00
Russell Microcap (iShares)                      464288869     2441 47638.00 SH       Sole                                   47638.00
S&P 500 (ProShares Ultra)                       74347r107     2845 53797.00 SH       Sole                                   53797.00
S&P 500 (SPDR)                                  78462F103      221  1673.00 SH       Sole                                    1673.00
S&P GSSI Semiconductor (iShare                  464287523      815 14682.00 SH       Sole                                   14682.00
S&P Homebuilders (SPDR)                         78464a888     1450 80265.00 SH       Sole                                   80265.00
Semiconductor (HOLDRS)                          816636203      930 27300.00 SH       Sole                                   27300.00
Silver (ProShares UltraShort)                                  568 29900.00 SH       Sole                                   29900.00
Technology                                      74347R693     1311 20536.00 SH       Sole                                   20536.00
Technology (SPDR)                               81369y803     3323 129317.00SH       Sole                                  129317.00
Utilities (SPDR)                                81369Y886     2174 64923.00 SH       Sole                                   64923.00
Water Resources (PowerShares)                   73935x575     1074 55500.00 SH       Sole                                   55500.00
20+ Year Treasury (ProShares U                  74347R297     3060  88684.0 SH       Sole                                    88684.0
Wells Fargo PFD                                 kek746889        1    77600 SH       Sole                                      77600
American Century Equity Income                  025076100      146 19581.88 SH       Sole                                   19581.88
American Funds EuroPacific GR                   298706409      221  5131.31 SH       Sole                                    5131.31
Growth Fund of America - Class                  399874882     1310 41419.45 SH       Sole                                   41419.45
Metlife Stable Value                            000000000        0 28411.53 SH       Sole                                   28411.53
Perkins MidCap Value INV Share                  471023598      414 17467.09 SH       Sole                                   17467.09
RS Global Natural Resources Fu                  74972H705      476 12120.73 SH       Sole                                   12120.73
Vanguard Wellesley Income                       921938106      328 14633.67 SH       Sole                                   14633.67
Janus Aspen Balanced Portfolio                  000000000     2167 177868.8630SH     Sole                                177868.8630
Pimco VIT Low Duration Portfol                  000000000      181 14540.5240SH      Sole                                 14540.5240
Seligman Communication and Inf                  000000000      265 23064.2040SH      Sole                                 23064.2040
Allianz Index Annuity                           000000000       11 10936.4300SH      Sole                                 10936.4300
Fixed Period Account                            000000000       24 23819.3400SH      Sole                                 23819.3400
Lincoln Index Annuity                                          114 114239.9400SH     Sole                                114239.9400
Seligman Global Technology                      000000000      107 10621.3507SH      Sole                                 10621.3507
Fidelity VIP Equity Income                      000000000       65 22091.2346SH      Sole                                 22091.2346
HTFD Capital Appreciation                       000000000       87 13268.7690SH      Sole                                 13268.7690
Hartford Capital Appreciation                   000000000       99 14217.6356SH      Sole                                 14217.6356
REPORT SUMMARY                136 DATA RECORDS              174256            0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


